Derivative Financial Instruments - Summary of Loss/Profit Arising on Fair Value, Cash Flow, Net Investment Hedges and Related Hedged Items Reflected in Income Statement (Detail) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Detailed Information about Hedges [Line Items]
Fair value of hedge instruments	€ 64	€ (12)	€ (16)
Fair value of the hedged items	(64)	11	18
Gains/(Losses) arising during year	24	(40)	8
Level 2 [member]
Disclosure of Detailed Information about Hedges [Line Items]
Financial assets fair value	82	45
Financial liabilities fair value	(17)	(59)
commodity Forward Contracts [member]
Disclosure of Detailed Information about Hedges [Line Items]
Gains/(Losses) arising during year	27	(38)	9
currency Forward Contracts [member]
Disclosure of Detailed Information about Hedges [Line Items]
Gains/(Losses) arising during year	(3)	(2)	€ (1)
interest rate swaps [member] | Fair Value Hedges [member] | Level 2 [member]
Disclosure of Detailed Information about Hedges [Line Items]
Financial assets fair value	75	27
Financial liabilities fair value		(16)
cross currency and commodity forwards [member] | Cash Flow Hedges [member] | Level 2 [member]
Disclosure of Detailed Information about Hedges [Line Items]
Financial assets fair value	4	6
Financial liabilities fair value	(9)	(34)
cross-currency swaps [member] | Derivatives Not Designated as Hedges [member] | Level 2 [member]
Disclosure of Detailed Information about Hedges [Line Items]
Financial assets fair value	1	2
Financial liabilities fair value	(4)	(7)
cross-currency swaps [member] | Net Investment Hedges [member] | Level 2 [member]
Disclosure of Detailed Information about Hedges [Line Items]
Financial assets fair value	2	10
Financial liabilities fair value	€ (4)	€ (2)